Schedule of investments
Delaware Equity Income Fund
December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.75%
Communication Services — 8.52%
AT&T	259,746	$ 6,389,752
Comcast Class A	182,634	9,191,969
Verizon Communications	185,887	9,658,688
		25,240,409
Consumer Discretionary — 5.26%
Chipotle Mexican Grill †	1,550	2,709,788
Lowe's	13,334	3,446,572
TJX	124,461	9,449,079
		15,605,439
Consumer Staples — 6.90%
Altria Group	93,807	4,445,514
Archer-Daniels-Midland	15,149	1,023,921
Herbalife Nutrition †	35,548	1,454,979
Mondelez International Class A	74,986	4,972,322
Philip Morris International	90,022	8,552,090
		20,448,826
Energy — 5.80%
ConocoPhillips	108,292	7,816,517
Exxon Mobil	153,184	9,373,329
		17,189,846
Financials — 21.08%
Allstate	67,046	7,887,962
American Financial Group	7,493	1,028,939
American International Group	111,419	6,335,284
Discover Financial Services	9,254	1,069,392
Evercore Class A	17,773	2,414,462
First American Financial	145,106	11,351,642
MetLife	119,353	7,458,369
Old Republic International	184,973	4,546,636
OneMain Holdings	54,523	2,728,331
Synchrony Financial	125,718	5,832,058
Truist Financial	138,323	8,098,812
Unum Group	77,851	1,912,799
Upstart Holdings †	12,026	1,819,534
		62,484,220
Healthcare — 22.62%
AbbVie	28,441	3,850,911
AmerisourceBergen	31,499	4,185,902
Bristol-Myers Squibb	150,704	9,396,395
Cardinal Health	27,432	1,412,474
Cigna	29,593	6,795,441
CVS Health	63,921	6,594,090
Gilead Sciences	61,656	4,476,842
Johnson & Johnson	85,932	14,700,387
Merck & Co.	110,072	8,435,918
Pfizer	53,004	3,129,886
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Viatris	300,106	$ 4,060,434
		67,038,680
Industrials — 10.11%
Emerson Electric	42,593	3,959,871
Honeywell International	25,685	5,355,579
Northrop Grumman	25,765	9,972,859
Raytheon Technologies	124,108	10,680,735
		29,969,044
Information Technology — 17.20%
Broadcom	13,040	8,676,946
Cisco Systems	207,565	13,153,394
Cognizant Technology Solutions Class A	113,925	10,107,426
HP	95,398	3,593,643
Motorola Solutions	39,456	10,720,195
Oracle	44,852	3,911,543
Western Union	46,563	830,684
		50,993,831
Materials — 2.26%
DuPont de Nemours	59,203	4,782,418
Newmont	30,794	1,909,844
		6,692,262
Total Common Stock (cost $248,763,838)		295,662,557

Short-Term Investments — 0.28%
Money Market Mutual Funds — 0.28%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	208,176	208,176
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	208,176	208,176
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	208,177	208,177
NQ-Q6V [12/21] 2/22 (2028206)    1

Schedule of investments
Delaware Equity Income Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	208,177	$ 208,177
Total Short-Term Investments (cost $832,706)		832,706

Total Value of Securities—100.03% (cost $249,596,544)		296,495,263
Liabilities Net of Receivables and Other Assets—(0.03%)		(98,100)
Net Assets Applicable to 41,955,353 Shares Outstanding—100.00%		$296,397,163
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-Q6V [12/21] 2/22 (2028206)